RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 8. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

On April 12, 2021, the Staff of the Securities and Exchange Commission issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). The errors that caused the Company to conclude that its financial statements should be restated are the result of a misapplication of the guidance on accounting for its issued warrants, which came to light when the SEC issued the SEC Statement. The SEC Statement addresses certain accounting and reporting considerations related to warrants of a kind similar to those issued by the Company at the time of its initial public offering on April 8, 2019. Based on ASC 815-40, Contracts on an Entity’s Own Equity, warrant instruments that do not meet the criteria to be considered indexed to an entity’s own stock shall be initially classified as liabilities at their estimated fair values. In periods subsequent to issuance, changes in the estimated fair value of the derivative instruments should be reported in the Statement of Operations. Refer to Note 6 - Shareholders’ Equity for further detail on the Warrants.

The Company’s management and the audit committee of the Company’s Board of Directors concluded that it is appropriate to restate (i) the Company’s previously issued audited financial statements as of December 31, 2020 and December 31, 2019, as previously reported in its Form 10-K and (ii) quarterly unaudited financial statements for the quarterly periods ended June 30, 2019, September 30, 2019, March 31, 2020, June 30, 2020 and September 30, 2020. The restated classification and reported values of the Warrants as accounted for under ASC 815-40 are included in the financial statements herein.

In addition, management has identified errors made in the historical financial statements related to its shareholders’ equity where, on the date of issuance of the units, Replay improperly allocated the net proceeds among the ordinary shares subject to possible redemption and public warrants. Additionally, due to the redemption features tied to the ordinary shares subject to possible redemption, such shares will be redeemed or become redeemable. As a result, Replay should have remeasured the ordinary shares subject to possible redemption to their redemption amount (i.e., $10.00 per share) immediately as of the end of the first reporting period after the IPO (June 30, 2019) were the redemption date. Management also noted a reclassifications error related to temporary equity and permanent equity.

The following presents the restated financial statements as of December 31, 2020 and 2019, as well as the statements for the three month period ended March 30, 2020, the three and six month periods ended June 30, 2020 and 2019 and the three and nine month periods ended September 30, 2020 and 2019.

The following presents a reconciliation of the Balance Sheets, Statements of Operations, and Statements of Cash Flows from the prior periods as previously reported to the restated amounts as of December 31, 2020 and 2019. The Statements of Shareholders’ Equity for the years ended December 31, 2020 and 2019 have been restated, for the restatement impact to net (loss) income and common stock subject to possible redemption. See the Statement of Operations reconciliation tables below for additional information on the restatement adjustments and impact to net (loss) income.

	December 31, 2020
	As Reported	Restatement Adjustments		As Restated
Assets:
Current assets:
Cash	$849,909	$—		$849,909
Prepaid expenses	10,833	—		10,833

Total current assets	860,742	—		860,742
Investments held in Trust Account	293,315,407	—		293,315,407

Total assets	294,176,149	—		294,176,149

Liabilities and Shareholders’ Equity:
Current liabilities:
Accounts payable	916,939	—		916,939
Accrued expenses	779,411	—		779,411

Total current liabilities	1,696,350	—		1,696,350
Warrant liability	—	35,351,250	(a)	35,351,250
Deferred underwriting commissions	9,187,500	—		9,187,500

Total liabilities	10,883,850	35,351,250		46,235,100

Commitments and contingencies
Ordinary shares, $0.0001 par value; 28,750,000 shares subject to possible redemption at $10.00 per share at December 31, 2020	278,292,290	9,207,710	(a)	287,500,000
Shareholders’ Equity:
Preference shares, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding	—	—		—
Ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 7,187,500 shares issued and outstanding (excluding 28,750,000 shares subject to possible redemption) at December 31, 2020	811	(92	)(a)	719
Additional paid-in capital	1,906,570	(1,906,570	)(a)	—
Retained earnings / (Accumulated deficit)	3,092,628	(42,652,298	)(a)	(39,559,670)

Total shareholders’ equity	5,000,009	(44,558,960)		(39,558,951)

Total Liabilities and Shareholders’ Equity	$294,176,149	$—		$294,176,149

	December 31, 2019
	As Reported	Restatement Adjustments		As Restated
Assets:
Current assets:
Cash	$1,589,795	$—		$1,589,795
Prepaid expenses	62,738	—		62,738

Total current assets	1,652,533	—		1,652,533
Investments held in Trust Account	292,054,158	—		292,054,158

Total assets	293,706,691	—		293,706,691

Liabilities and Shareholders’ Equity:
Current liabilities:
Accounts payable	86,595	—		86,595
Accrued expenses	8,860	—		8,860

Total current liabilities	95,455	—		95,455
Warrant liability	—	18,817,500	(a)	18,817,500
Deferred underwriting commissions	9,187,500	—		9,187,500

Total liabilities	9,282,955	18,817,500		28,100,455

Commitments and contingencies
Ordinary shares, $0.0001 par value; 28,750,000 shares subject to possible redemption at $10.00 per share at December 31, 2019	279,423,730	8,076,270	(a)	287,500,000
Shareholders’ Equity:
Preference shares, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding	—	—		—
Ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 7,187,500 shares issued and outstanding (excluding 28,750,000 and shares subject to possible redemption) at December 31, 2019	800	(81	)(a)	719
Additional paid-in capital	775,141	(775,141	)(a)	—
Retained earnings / (Accumulated deficit)	4,224,065	(26,118,548	)(a)	(21,894,483)

Total shareholders’ equity	5,000,006	(26,893,770)		(21,893,764)

Total Liabilities and Shareholders’ Equity	$293,706,691	$—		$293,706,691

	For the year ended December 31, 2020
	As Reported	Restatement Adjustments		As Restated
General and administrative expenses	$2,392,686	$—		$2,392,686

Loss from operations	(2,392,686)	—		(2,392,686)
Loss on revaluation of warrant liability	—	(16,533,750	)(a)	(16,533,750)
Gain on marketable securities, dividends and interest held in Trust Account	1,261,249	—		1,261,249

Net loss	$(1,131,437)	$(16,533,750)		$(17,665,187)

Basic and diluted weighted average shares outstanding of Public Shares	28,750,000	—		28,750,000

Basic and diluted net income (loss) per share, Public Shares	$0.04	$(0.52	)(a)	$(0.48)

Basic and diluted weighted average shares outstanding of Founder Shares	7,187,500	—		7,187,500

Basic and diluted net loss per share, Founder Shares	$(0.33)	$(0.20	)(a)	$(0.53)

	For the year ended December 31, 2019
	As Reported	Restatement Adjustments		As Restated
General and administrative expenses	$327,399	$—		$327,399

Loss from operations	(327,399)	—		(327,399)
Issuance costs allocated to Public Warrants	—	(648,239	)(a)	(648,239)
Gain on revaluation of warrant liability	—	520,000	(a)	520,000
Gain on marketable securities, dividends and interest held in Trust Account	4,554,158	—		4,554,158

Net income	$4,226,759	$(128,239)		$4,098,520

Basic and diluted weighted average shares outstanding of Public Shares	28,750,000	—		28,750,000

Basic and diluted net income per share, Public Shares	$0.16	$0.17	(a)	$0.33

Basic and diluted weighted average shares outstanding of Founder Shares	7,187,500	—		7,187,500

Basic and diluted net loss per share, Founder Shares	$(0.05)	$(0.71	)(a)	$(0.76)

	For the year ended December 31, 2020
	As Reported	Restatement Adjustments		As Restated
Cash Flows from Operating Activities:
Net loss	$(1,131,437)	$(16,533,750	)(a)	$(17,665,187)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on marketable securities, dividends and interest held in Trust Account	(1,261,249)	—		(1,261,249)
Loss on revaluation of warrant liability	—	16,533,750	(a)	16,533,750
Changes in operating assets and liabilities:
Prepaid expenses	51,905	—		51,905
Accounts payable	830,344	—		830,344
Accrued expenses	770,551	—		770,551

Net cash used in operating activities	(739,886)	—		(739,886)

Net change in cash	(739,886)	—		(739,886)
Cash - beginning of year	1,589,795	—		1,589,795

Cash - end of year	$849,909	$—		$849,909

Supplemental disclosure of noncash activities:
Change in value of ordinary share subject to possible redemption	$(1,131,440)	$1,131,440	(a)	$—

	For the year ended December 31, 2019
	As Reported	Restatement Adjustments		As Restated
Cash Flows from Operating Activities:
Net income	$4,226,759	$(128,239	)(a)	$4,098,520
Adjustments to reconcile net income to net cash used in operating activities:
Gain on marketable securities, dividends and interest held in Trust Account	(4,554,158)	—		(4,554,158)
Gain on revaluation of warrant liability	—	(520,000	)(a)	(520,000)
Changes in operating assets and liabilities:
Prepaid expenses	(62,738)	—		(62,738)
Accounts payable	83,995	—		83,995
Accrued expenses	6,166	—		6,166

Net cash used in operating activities	(299,976)	(648,239)		(948,215)

Cash Flows from Investing Activities:
Cash deposited in Trust Account	(287,500,000)	—		(287,500,000)

Net cash used in investing activities	(287,500,000)	—		(287,500,000)

Cash Flows from Financing Activities:
Proceeds from note payable to related party	250,000	—		250,000
Repayment of note payable and advances from related party	(250,000)	—		(250,000)
Proceeds received from initial public offering	287,500,000	—		287,500,000
Proceeds from private placement	7,750,000	—		7,750,000
Offering costs paid	(5,885,229)	648,239	(a)	(5,236,990)

Net cash provided by financing activities	289,364,771	648,239		290,013,010

Net change in cash	1,564,795	—		1,564,795
Cash - beginning of year	25,000	—		25,000

Cash - end of year	$1,589,795	$—		$1,589,795

Supplemental disclosure of noncash activities:
Offering costs included in accounts payable	$2,600	$—		$2,600
Value of ordinary share subject to possible redemption	$279,423,730	$(252,634,140	)(a)	$26,789,590
Deferred underwriting commissions	$—	$9,187,500	(a)	$9,187,500

The following presents a reconciliation of the unaudited Balance Sheets from the balances previously reported to the restated balances as of March 31, 2020, June 30,2020, September 30, 2020, June 30, 2019 and September 30, 2019.

	March 31, 2020
	As Reported	Restatement Adjustments		As Restated
Assets:
Current assets:
Cash	$1,492,046	$—		$1,492,046
Prepaid expenses	109,585	—		109,585

Total current assets	1,601,631	—		1,601,631
Investments held in Trust Account	293,182,905	—		293,182,905

Total assets	294,784,536	—		294,784,536

Liabilities and Shareholders’ Equity:
Current liabilities:
Accounts payable	161,682	—		161,682
Accrued expenses	50,000	—		50,000

Total current liabilities	211,682	—		211,682
Warrant liability	—	13,053,750	(a)	13,053,750
Deferred underwriting commissions	9,187,500	—		9,187,500

Total liabilities	9,399,182	13,053,750		22,452,932

Commitments and contingencies
Ordinary shares, $0.0001 par value; 28,750,000 shares subject to possible redemption at $10.00 per share at March 31, 2020	280,385,350	7,114,650	(a)	287,500,000
Shareholders’ Equity:
Preference shares, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding	—	—		—
Ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 7,187,500 shares issued and outstanding (excluding 28,750,000 shares subject to possible redemption) at March 31, 2020	790	(71	)(a)	719
Retained earnings / (Accumulated deficit)	4,999,214	(20,168,329	)(a)	(15,169,115)

Total shareholders’ equity	5,000,004	(20,168,400)		(15,168,396)

Total Liabilities and Shareholders’ Equity	$294,784,536	$—		$294,784,536

	June 30, 2020
	As Reported	Restatement Adjustments		As Restated
Assets:
Current assets:
Cash	$1,261,642	$—		$1,261,642
Prepaid expenses	83,333	—		83,333

Total current assets	1,344,975	—		1,344,975
Investments held in Trust Account	293,168,737	—		293,168,737

Total assets	294,513,712	—		294,513,712

Liabilities and Shareholders’ Equity:
Current liabilities:
Accounts payable	26,078	—		26,078
Accrued expenses	25,000	—		25,000

Total current liabilities	51,078	—		51,078
Warrant liability	—	19,990,000	(a)	19,990,000
Deferred underwriting commissions	9,187,500	—		9,187,500

Total liabilities	9,238,578	19,990,000		29,228,578

Commitments and contingencies
Ordinary shares, $0.0001 par value; 28,750,000 shares subject to possible redemption at $10.00 per share at June 30, 2020	280,275,130	7,224,870	(a)	287,500,000
Shareholders’ Equity:
Preference shares, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding	—	—		—
Ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 7,187,500 shares issued and outstanding (excluding 28,750,000 shares subject to possible redemption) at June 30, 2020	791	(72	)(a)	719
Retained earnings / (Accumulated deficit)	4,999,213	(27,214,798	)(a)	(22,215,585)

Total shareholders’ equity	5,000,004	(27,214,870)		(22,214,866)

Total Liabilities and Shareholders’ Equity	$294,513,712	$—		$294,513,712

	September 30, 2020
	As Reported	Restatement Adjustments		As Restated
Assets:
Current assets:
Cash	$974,317	$—		$974,317
Prepaid expenses	47,084	—		47,084

Total current assets	1,021,401	—		1,021,401
Investments held in Trust Account	293,255,540	—		293,255,540

Total assets	294,276,941	—		294,276,941

Liabilities and Shareholders’ Equity:
Current liabilities:
Accounts payable	371,225	—		371,225
Accrued expenses	414,571	—		414,571

Total current liabilities	785,796	—		785,796
Warrant liability	—	21,096,250	(a)	21,096,250
Deferred underwriting commissions	9,187,500	—		9,187,500

Total liabilities	9,973,296	21,096,250		31,069,546

Commitments and contingencies
Ordinary shares, $0.0001 par value; 28,750,000 shares subject to possible redemption at $10.00 per share at September 30, 2020	279,303,640	8,196,360	(a)	287,500,000
Shareholders’ Equity:
Preference shares, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding	—	—		—
Ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 7,187,500 shares issued and outstanding (excluding 28,750,000 shares subject to possible redemption) at September 30, 2020	801	(82	)(a)	719
Additional paid-in capital	895,230	(895,230	)(a)	—
Retained earnings / (Accumulated deficit)	4,103,974	(28,397,298	)(a)	(24,293,324)

Total shareholders’ equity	5,000,005	(29,292,610)		(24,292,605)

Total Liabilities and Shareholders’ Equity	$294,276,941	$—		$294,276,941

	June 30, 2019
	As Reported	Restatement Adjustments		As Restated
Assets:
Current assets:
Cash	$1,784,487	$—		$1,784,487
Prepaid expenses	138,629	—		138,629

Total current assets	1,923,116	—		1,923,116
Investments held in Trust Account	289,260,594	—		289,260,594

Total assets	291,183,710	—		291,183,710

Liabilities and Shareholders’ Equity:
Current liabilities:
Accounts payable	2,600	—		2,600
Accrued expenses	170,269	—		170,269

Total current liabilities	172,869	—		172,869
Warrant liability	—	15,720,000	(a)	15,720,000
Deferred underwriting commissions	9,187,500	—		9,187,500

Total liabilities	9,360,369	15,720,000		25,080,369

Commitments and contingencies
Ordinary shares, $0.0001 par value; 28,750,000 shares subject to possible redemption at $10.00 per share at June 30, 2019	276,823,340	10,676,660	(a)	287,500,000
Shareholders’ Equity:
Preference shares, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding	—	—		—
Ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 7,187,500 shares issued and outstanding (excluding 28,750,000 shares subject to possible redemption) at June 30, 2019	826	(107	)(a)	719
Additional paid-in capital	3,375,505	(3,375,505	)(a)	—
Retained earnings / (Accumulated deficit)	1,623,670	(23,021,048	)(a)	(21,397,378)

Total shareholders’ equity	5,000,001	(26,396,660)		(21,396,659)

Total Liabilities and Shareholders’ Equity	$291,183,710	$—		$291,183,710

	September 30, 2019
	As Reported	Restatement Adjustments		As Restated
Assets:
Current assets:
Cash	$1,618,729	$—		$1,618,729
Prepaid expenses	101,988	—		101,988

Total current assets	1,720,717	—		1,720,717
Investments held in Trust Account	290,822,448	—		290,822,448

Total assets	292,543,165	—		292,543,165

Liabilities and Shareholders’ Equity:
Current liabilities:
Accounts payable	82,220	—		82,220
Accrued expenses	—	—		—

Total current liabilities	82,220	—		82,220
Warrant liability	—	16,671,250	(a)	16,671,250
Deferred underwriting commissions	9,187,500	—		9,187,500

Total liabilities	9,269,720	16,671,250		25,940,970

Commitments and contingencies
Ordinary shares, $0.0001 par value; 28,750,000 shares subject to possible redemption at $10.00 per share at September 30, 2019	278,273,440	9,226,560	(a)	287,500,000
Shareholders’ Equity:
Preference shares, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding	—	—		—
Ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 7,187,500 shares issued and outstanding (excluding 28,750,000 shares subject to possible redemption) at September 30, 2019	811	(92	)(a)	719
Additional paid-in capital	1,925,420	(1,925,420	)(a)	—
Retained earnings / (Accumulated deficit)	3,073,774	(23,972,298	)(a)	(20,898,524)

Total shareholders’ equity	5,000,005	(25,897,810)		(20,897,805)

Total Liabilities and Shareholders’ Equity	$292,543,165	$—		$292,543,165

The following presents a reconciliation of the unaudited Statements of Operations from the amounts previously reported to the restated amounts for the three month period ended March 31, 2020, the three and six month periods ended June 30, 2020, the three and nine month periods ended September 30, 2020, the three and six month periods ended June 30, 2019 and the three and nine month periods ended September 30, 2019.

	For the three months ended March 31, 2020
	As Reported	Restatement Adjustments		As Restated
General and administrative expenses	$167,129	$—		$167,129

Loss from operations	(167,129)	—		(167,129)
Issuance costs allocated to Public Warrants	—	—		—
Gain on revaluation of warrant liability	—	5,763,750	(a)	5,763,750
Gain on marketable securities, dividends and interest held in Trust Account	1,128,747	—		1,128,747

Net income	$961,618	$5,763,750		$6,725,368

Basic and diluted weighted average shares outstanding of Public Shares	28,750,000	—		28,750,000

Basic and diluted net income per share, Public Shares	$0.04	$0.15	(a)	$0.19

Basic and diluted weighted average shares outstanding of Founder Shares	7,187,500	—		7,187,500

Basic and diluted net (loss) income per share, Founder Shares	$(0.02)	$0.18	(a)	$0.16

	For the three months ended June 30, 2020
	As Reported	Restatement Adjustments		As Restated
General and administrative expenses	$96,052	$—		$96,052

Loss from operations	(96,052)	—		(96,052)
Loss on revaluation of warrant liability	—	(6,936,250	)(a)	(6,936,250)
Loss on marketable securities, dividends and interest held in Trust Account	(14,168)	—		(14,168)

Net loss	$(110,220)	$(6,936,250)		$(7,046,470)

Basic and diluted weighted average shares outstanding of Public Shares	28,750,000	—		28,750,000

Basic and diluted net loss per share, Public Shares	$—	$(0.20	)(a)	$(0.20)

Basic and diluted weighted average shares outstanding of Founder Shares	7,187,500	—		7,187,500

Basic and diluted net loss per share, Founder Shares	$(0.01)	$(0.19	)(a)	$(0.20)

	For the three months ended September 30, 2020
	As Reported	Restatement Adjustments		As Restated
General and administrative expenses	$1,058,292	$—		$1,058,292

Loss from operations	(1,058,292)	—		(1,058,292)
Loss on revaluation of warrant liability	—	(1,106,250	)(a)	(1,106,250)
Gain on marketable securities, dividends and interest held in Trust Account	86,803	—		86,803

Net loss	$(971,489)	$(1,106,250)		$(2,077,739)

Basic and diluted weighted average shares outstanding of Public Shares	28,750,000	—		28,750,000

Basic and diluted net loss per share, Public Shares	$—	$(0.06	)(a)	$(0.06)

Basic and diluted weighted average shares outstanding of Founder Shares	7,187,500	—		7,187,500

Basic and diluted net loss per share, Founder Shares	$(0.15)	$(0.09	)(a)	$(0.06)

	For the six months ended June 30, 2020
	As Reported	Restatement Adjustments		As Restated
General and administrative expenses	$263,181	$—		$263,181

Loss from operations	(263,181)	—		(263,181)
Loss on revaluation of warrant liability	—	(1,172,500	)(a)	(1,172,500)
Gain on marketable securities, dividends and interest held in Trust Account	1,114,579	—		1,114,579

Net income (loss)	$851,398	$(1,172,500)		$(321,102)

Basic and diluted weighted average shares outstanding of Public Shares	28,750,000	—		28,750,000

Basic and diluted net income (loss) per share, Public Shares	$0.04	$(0.04	)(a)	$0.00

Basic and diluted weighted average shares outstanding of Founder Shares	7,187,500	—		7,187,500

Basic and diluted net loss per share, Founder Shares	$(0.04)	$—	(a)	$(0.04)

	For the nine months ended September 30, 2020
	As Reported	Restatement Adjustments		As Restated
General and administrative expenses	$1,321,473	$—		$1,321,473

Loss from operations	(1,321,473)	—		(1,321,473)
Loss on revaluation of warrant liability	—	(2,278,750	)(a)	(2,278,750)
Gain on marketable securities, dividends and interest held in Trust Account	1,201,382	—		1,201,382

Net loss	$(120,091)	$(2,278,750)		$(2,398,841)

Basic and diluted weighted average shares outstanding of Public Shares	28,750,000	—		28,750,000

Basic and diluted net income (loss) per share, Public Shares	$0.04	$(0.10	)(a)	$(0.06)

Basic and diluted weighted average shares outstanding of Founder Shares	7,187,500	—		7,187,500

Basic and diluted net loss per share, Founder Shares	$(0.18)	$0.08	(a)	$(0.10)

	For the three months ended June 30, 2019
	As Reported	Restatement Adjustments		As Restated
General and administrative expenses	$120,491	$—		$120,491

Loss from operations	(120,491)	—		(120,491)
Issuance costs allocated to Public Warrants	—	(648,239	)(a)	(648,239)
Gain on revaluation of warrant liability	—	3,617,500	(a)	3,617,500
Gain on marketable securities, dividends and interest held in Trust Account	1,760,594	—		1,760,594

Net income	$1,640,103	$2,969,261		$4,609,364

Basic and diluted weighted average shares outstanding of Public Shares	28,750,000	—		28,750,000

Basic and diluted net income per share, Public Shares	$0.06	$0.27	(a)	$0.33

Basic and diluted weighted average shares outstanding of Founder Shares	7,187,500	—		7,187,500

Basic and diluted net loss) per share, Founder Shares	$(0.02)	$(0.65	)(a)	$(0.67)

	For the three months ended September 30, 2019
	As Reported	Restatement Adjustments		As Restated
General and administrative expenses	$111,750	$—		$111,750

Loss from operations	(111,750)	—		(111,750)
Loss on revaluation of warrant liability	—	(951,250	)(a)	(951,250)
Gain on marketable securities, dividends and interest held in Trust Account	1,561,854	—		1,561,854

Net income (loss)	$1,450,104	$(951,250)		$498,854

Basic and diluted weighted average shares outstanding of Public Shares	28,750,000	—		28,750,000

Basic and diluted net income (loss) per share, Public Shares	$0.05	$(0.03	)(a)	$0.02

Basic and diluted weighted average shares outstanding of Founder Shares	7,187,500	—		7,187,500

Basic and diluted net loss per share, Founder Shares	$(0.02)	$(0.01	)(a)	$(0.03)

	For the six months ended June 30, 2019
	As Reported	Restatement Adjustments		As Restated
General and administrative expenses	$134,230	$—		$134,230

Loss from operations	(134,230)	—		(134,230)
Issuance costs allocated to Public Warrants	—	(648,239	)(a)	(648,239)
Gain on revaluation of warrant liability	—	3,617,500	(a)	3,617,500
Gain on marketable securities, dividends and interest held in Trust Account	1,760,594	—		1,760,594

Net income	$1,626,364	$2,969,261		$4,595,625

Basic and diluted weighted average shares outstanding of Public Shares	28,750,000	—		28,750,000

Basic and diluted net income per share, Public Shares	$0.06	$0.27	(a)	$0.33

Basic and diluted weighted average shares outstanding of Founder Shares	7,187,500	—		7,187,500

Basic and diluted net loss per share, Founder Shares	$(0.02)	$(0.65	)(a)	$(0.67)

	For the nine months ended September 30, 2019
	As Reported	Restatement Adjustments		As Restated
General and administrative expenses	$245,980	$—		$245,980

Loss from operations	(245,980)	—		(245,980)
Issuance costs allocated to Public Warrants	—	(648,239	)(a)	(648,239)
Gain on revaluation of warrant liability	—	2,666,250	(a)	2,666,250
Gain on marketable securities, dividends and interest held in Trust Account	3,322,448	—		3,322,448

Net income	$3,076,468	$2,018,011		$5,094,479

Basic and diluted weighted average shares outstanding of Public Shares	28,750,000	—		28,750,000

Basic and diluted net income per share, Public Shares	$0.12	$0.23	(a)	$0.35

Basic and diluted weighted average shares outstanding of Founder Shares	7,187,500	—		7,187,500

Basic and diluted net loss per share, Founder Shares	$(0.03)	$(0.67	)(a)	$(0.70)

The following tables contain the restatement of previously reported unaudited Statements of Cash Flows for the three month period ended March 31, 2020, the three and six month periods ended June 30, 2020, the three and nine month periods ended September 30, 2020, the three and six month periods ended June 30, 2019 and the three and nine month periods ended September 30, 2019.

	For the three months ended March 31, 2020
	As Reported	Restatement Adjustments		As Restated
Cash Flows from Operating Activities:
Net income	$961,618	$5,763,750	(a)	$6,725,368
Adjustments to reconcile net income to net cash used in operating activities:
Gain on marketable securities, dividends and interest held in Trust Account	(1,128,747)	—		(1,128,747)
Gain on revaluation of warrant liability	—	(5,763,750	)(a)	(5,763,750)
Changes in operating assets and liabilities:
Prepaid expenses	16,903	—		16,903
Accounts payable	11,337	—		11,337
Accrued expenses	41,140	—		41,140

Net cash used in operating activities	(97,749)	—		(97,749)

Net change in cash	(97,749)	—		(97,749)
Cash - beginning of period	1,589,795	—		1,589,795

Cash - end of period	$1,492,046	$—		$1,492,046

Supplemental disclosure of noncash activities:
Prepaid expenses included in accounts payable	$63,750	$—		$63,750
Remeasurement of ordinary shares subject to possible redemption	$961,620	$(961,620	)(a)	$—

	For the six months ended June 30, 2020
	As Reported	Restatement Adjustments		As Restated
Cash Flows from Operating Activities:
Net income (loss)	$851,398	$(1,172,500	)(a)	$(321,102)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Gain on marketable securities, dividends and interest held in Trust Account	(1,114,579)	—		(1,114,579)
Loss on revaluation of warrant liability	—	1,172,500	(a)	1,172,500
Changes in operating assets and liabilities:
Prepaid expenses	(20,595)	—		(20,595)
Accounts payable	(60,517)	—		(60,517)
Accrued expenses	16,140	—		16,140

Net cash used in operating activities	(328,153)	—		(328,153)

Net change in cash	(328,153)	—		(328,153)
Cash - beginning of period	1,589,795	—		1,589,795

Cash - end of period	$1,261,642	$—		$1,261,642

Supplemental disclosure of noncash activities:
Remeasurement of ordinary shares subject to possible redemption	$851,400	$(851,400	)(a)	$—

	For the nine months ended September 30, 2020
	As Reported	Restatement Adjustments		As Restated
Cash Flows from Operating Activities:
Net loss	$(120,091)	$(2,278,750	)(a)	$(2,398,841)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on marketable securities, dividends and interest held in Trust Account	(1,201,382)	—		(1,201,382)
Loss on revaluation of warrant liability	—	2,278,750	(a)	2,278,750
Changes in operating assets and liabilities:
Prepaid expenses	15,654	—		15,654
Accounts payable	284,630	—		284,630
Accrued expenses	405,711	—		405,711

Net cash used in operating activities	(615,478)	—		(615,478)

Net change in cash	(615,478)	—		(615,478)
Cash - beginning of period	1,589,795	—		1,589,795

Cash - end of period	$974,317	$—		$974,317

Supplemental disclosure of noncash activities:
Remeasurement of ordinary shares subject to possible redemption	$(120,090)	$120,090	(a)	$—

	For the six months ended June 30, 2019
	As Reported	Restatement Adjustments		As Restated
Cash Flows from Operating Activities:
Net income	$1,626,364	$2,969,261	(a)	$4,595,625
Adjustments to reconcile net income to net cash used in operating activities:
General and administrative expenses paid by related party	2,206	—		2,206
Gain on marketable securities, dividends and interest held in Trust Account	(1,760,594)	—		(1,760,594)
Gain on revaluation of warrant liability	—	(3,617,500	)(a)	(3,617,500)
Changes in operating assets and liabilities:
Prepaid expenses	(138,629)	—		(138,629)
Accrued expenses	82,575	—		82,575

Net cash used in operating activities	(188,078)	(648,239)		(836,317)

Cash Flows from Investing Activities:
Cash deposited in Trust Account	(287,500,000)	—		(287,500,000)

Net cash used in investing activities	(287,500,000)	—		(287,500,000)

Cash Flows from Financing Activities:
Proceeds from note payable to related party	250,000	—		250,000
Repayment of note payable and advances from related party	(252,206)	—		(252,206)
Proceeds received from initial public offering	287,500,000	—		287,500,000
Proceeds from private placement	7,750,000	—		7,750,000
Offering costs paid	(5,800,229)	648,239	(a)	(5,151,990)

Net cash provided by (used in) financing activities	289,447,565	648,239		290,095,804

Net change in cash	1,759,487	—		1,759,487
Cash - beginning of period	25,000	—		25,000

Cash - end of period	$1,784,487	$—		$1,784,487

Supplemental disclosure of noncash activities:
Offering costs included in accrued expenses	$85,000	$—		$85,000
Offering costs included in accounts payable	$2,600	$—		$2,600
Remeasurement of ordinary shares subject to possible redemption	$276,823,340	$(250,033,750	)(a)	$26,789,590
Deferred underwriting commissions	$—	$9,187,500	(a)	$9,187,500

	For the nine months ended September 30, 2019
	As Reported	Restatement Adjustments		As Restated
Cash Flows from Operating Activities:
Net income	$3,076,468	$2,018,011	(a)	$5,094,479
Adjustments to reconcile net income to net cash used in operating activities:
General and administrative expenses paid by related party	2,206	—		2,206
Gain on marketable securities, dividends and interest held in Trust Account	(3,322,448)	—		(3,322,448)
Gain on revaluation of warrant liability	—	(2,666,250	)(a)	(2,666,250)
Changes in operating assets and liabilities:
Prepaid expenses	(101,988)	—		(101,988)
Accounts payable	79,620	—		79,620
Accrued expenses	(87,694)	—		(87,694)

Net cash used in operating activities	(353,836)	(648,239)		(1,002,075)

Cash Flows from Investing Activities:
Cash deposited in Trust Account	(287,500,000)	—		(287,500,000)

Net cash used in investing activities	(287,500,000)	—		(287,500,000)

Cash Flows from Financing Activities:
Proceeds from note payable to related party	250,000	—		250,000
Repayment of note payable and advances from related party	(252,206)	—		(252,206)
Proceeds received from initial public offering	287,500,000	—		287,500,000
Proceeds from private placement	7,750,000	—		7,750,000
Offering costs paid	(5,800,229)	648,239	(a)	(5,151,990)

Net cash provided by financing activities	289,447,565	648,239		290,095,804

Net change in cash	1,593,729	—		1,593,729
Cash - beginning of period	25,000	—		25,000

Cash - end of period	$1,618,729	$—		$1,618,729

Supplemental disclosure of noncash activities:
Offering costs included in accrued expenses	$85,000	$—		$85,000
Offering costs included in accounts payable	$2,600	$—		$2,600
Remeasurement of ordinary shares subject to possible redemption	$278,273,440	$(251,483,850	)(a)	$26,789,590
Deferred underwriting commissions	$—	$9,187,500	(a)	$9,187,500

(a)

The Restatement Adjustments reflect the entries to record the initial liability for the Public and Private Warrants issued as part of Replay’s initial public offering and private placement, respectively, and to account for the adjustment to fair value of this liability at the end of each period presented. The initial fair value of the Public and Private Warrants of $19.3 million was recorded in April 2019 as a warrant liability with an offset to additional paid-in capital. In addition, the initial adjusting entry was also to expense approximately $648 thousand of costs directly associated with the issuance of the Public Warrants. The proceeds received from the sale of private warrants in excess of their fair value of $775 thousand was recognized as additional paid-in capital. For each subsequent quarter end, starting with June 30, 2019, the liability was revalued and the change in fair value reflected in “Gain/loss on revaluation of warrant liability” in the Statement of Operations. The Restatement Adjustment also reflect the impact of the remeasurement as of June 30, 2019 of the redeemable shares classified in temporary equity to align with the expected redemption amount of $287.5 million, the impact of the remeasurement of approximately $26.8 million was recognized as increase to the temporary equity balance with the offset to additional paid in capital and accumulated deficit. Additionally, the redemption amount was increased by the gains on marketable securities, dividends and interest held in the trust account, which is also subject to redemption by the ordinary shareholders. Lastly, the earning per share for both the Public and Founder shares was adjusted to account for the measurement adjustment to the temporary equity in accordance with the two classes of shares method and the guidance in ASC 480-10-S99-3A.